Restricted cash (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Restricted Cash [Line Items]
Total restricted cash		$ 248	$ 449
Long-term restricted cash (related to CIRR deposits and margin calls)		198	181
Short-term restricted cash		50	268
CIRR Deposits
Restricted Cash [Line Items]
Total restricted cash	[1]	71	124
Margin Calls Related to Share Forward Agreements
Restricted Cash [Line Items]
Total restricted cash		170	264
Cash pledged as collateral under credit facilities
Restricted Cash [Line Items]
Total restricted cash			50
Tax Withholding Deposits
Restricted Cash [Line Items]
Total restricted cash		7	$ 11
Secured Debt | US$1,450 facility | Cash pledged as collateral under credit facilities
Restricted Cash [Line Items]
Total restricted cash		$ 0

[1]	CIRR deposits are cash deposited with commercial banks, which match Commercial Interest Reference Rate (“CIRR”) loans from Eksportfinans ASA, the Norwegian export credit agency (See Note 23 to the consolidated financial statements included herein). The deposits are used to make repayments of the CIRR loans.